Commitments and Contingencies - Contingencies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) item
Litigation relating to distribution of financial strength ratings
Commitments and Contingencies
Damages sought	$ 80,000,000
Tradeweb Markets LLC | Successor | Antitrust Actions Related To Trading Practices and Interest Rate Swaps
Commitments and Contingencies
Number of actions | item		2
Tradeweb Markets LLC | Successor | Litigation relating to distribution of financial strength ratings
Commitments and Contingencies
Damages sought		$ 80,000,000